Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis [Line Items]
Balance	$ 216	$ 1,000	$ 2,000
Total (gains) losses for period included in earnings	(212)	(784)	(1,000)	$ 864,000
Balance	4	216	1,000	2,000
Stonepeak and Evolve Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis [Line Items]
Balance
Total (gains) losses for period included in earnings
Balance
July 2022 Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis [Line Items]
Balance	290,632	433,642	218,884
Total (gains) losses for period included in earnings	(214,361)	(143,010)	214,758
Balance	76,271	290,632	433,642	218,884
Redeemable Preferred Stock [Member]
Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis [Line Items]
Balance	353,006	436,065	359,225
Total (gains) losses for period included in earnings	(67,366)	(83,059)	76,840
Balance	$ 285,640	$ 353,006	$ 436,065	359,225
Redeemable Preferred Stock [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis [Line Items]
Total (gains) losses for period included in earnings				$ 152,723